Significant Equity Transactions and Acquisitions - Additional Information (Details)							1 Months Ended		12 Months Ended
	Sep. 23, 2019 CNY (¥)	Sep. 23, 2019 USD ($) $ / shares shares	Apr. 05, 2019 CNY (¥) shares	Apr. 05, 2019 USD ($) $ / shares shares	Sep. 18, 2018 CNY (¥) shares	Sep. 18, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Feb. 28, 2018 CNY (¥)	Dec. 31, 2020 shares	Dec. 31, 2019 CNY (¥) shares	Sep. 01, 2017 shares	Jul. 17, 2017 shares
Significant Equity Transactions And Acquisitions [Line Items]
Offering price per ADS | $ / shares				$ 10.00
Number of shares issued											50,000
Total offering size value | ¥										¥ 152,850,342
Proceeds from initial public offering			¥ 212,100,000	$ 31,900,000						¥ 212,143,573
Ordinary shares, shares authorized												50,000
Equity interest acquired								100.00%
Dianguan
Significant Equity Transactions And Acquisitions [Line Items]
Equity interest acquired								100.00%
Cash consideration | ¥								¥ 15,000,000
Class A Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued									42,812,245	40,812,245
Preferred shares, conversion basis									one-for-one
Ordinary shares, shares authorized									50,000,000	50,000,000
Number of each holder entitled of votes									one
Class B Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued									32,937,193	32,937,193
Ordinary shares, shares authorized									34,248,442	34,248,442
Restricted shares vested to founders designated as Class B ordinary share									15,937,500
Number of each holder entitled of votes									ten
Selling Shareholders
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			1,668,033	1,668,033
Selling Shareholders | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			6,672,132	6,672,132
Initial Public Offering
Significant Equity Transactions And Acquisitions [Line Items]
Proceeds from initial public offering					¥ 590,900,000	$ 85,900,000
Initial Public Offering | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued							3,450,000
Common stock cash consideration | $							$ 96,600,000
Number of shares offered					13,800,000	13,800,000	13,800,000
Common stock, conversion basis									ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four ADS represents one Class A ordinary share
Number of ordinary share					3,450,000	3,450,000
Share price | $ / shares						$ 7.00
Total offering size value | $						$ 96,600,000
Proceeds from initial public offering					¥ 590,900,000	$ 85,900,000
Over-Allotment Option | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered					1,800,000	1,800,000	1,800,000
The Paper
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued		1,480,123
Common stock cash consideration	¥ 144,400,000	$ 20,408,467
Cash consideration price per share | $ / shares		$ 13.79
Difference between fair value of shares issued and cash consideration paid	¥ 8,400,000	$ 1,201,625
Difference between fair value of securities issued and incremental cooperation service fee amortization period	5 years	5 years
Equity interests percentage		1.00%
VIE Agreement Terms									The Paper will also carry out the performance of certain strategic cooperation agreements for an annual fee charge to Jifen VIE, for five years.
The Paper | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Cash consideration price per share | $ / shares		$ 3.45
Parent Company
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			831,967	831,967
Parent Company | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			3,327,868	3,327,868
Parent Company | Class A Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued									42,812,245	40,812,245
Ordinary shares, shares authorized									50,000,000	50,000,000
Parent Company | Class B Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued									32,937,193	32,937,193
Ordinary shares, shares authorized									34,248,442	34,248,442